Provisions - Schedule (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 29.8
Additional provision in the period	8.2
Release of provision	(1.2)
Utilization of provision	(6.8)
Foreign exchange	(0.1)
Other provisions at end of period	29.9
Current	27.3	€ 27.1
Non-current	2.6	2.7
Provisions	29.9	€ 29.8
Restructuring
Disclosure of other provisions [line items]
Other provisions at beginning of period	8.3
Additional provision in the period	6.4
Release of provision	(0.2)
Utilization of provision	(5.1)
Foreign exchange	(0.1)
Other provisions at end of period	9.3
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions at beginning of period	7.4
Additional provision in the period	0.0
Release of provision	(0.1)
Utilization of provision	0.0
Foreign exchange	0.0
Other provisions at end of period	7.3
Other
Disclosure of other provisions [line items]
Other provisions at beginning of period	14.1
Additional provision in the period	1.8
Release of provision	(0.9)
Utilization of provision	(1.7)
Foreign exchange	0.0
Other provisions at end of period	€ 13.3